DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)			12 Months Ended
	Dec. 17, 2020	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021
MARA Project | Yamana
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	56.25%
Proportion of ownership interest in subsidiary	56.25%
MARA Project | Glencore
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	25.00%		43.75%
Proportion of ownership interest in subsidiary	25.00%		43.75%
MARA Project | Newmont
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	18.75%
Proportion of ownership interest in subsidiary	18.75%
MARA Project
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary			56.25%
Proportion of ownership interest in subsidiary			56.25%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%